Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
9	PROPERTY AND EQUIPMENT

i)	Reconciliation of carrying amount

	Cleaning machinery	Computers- hardware & software	Furniture and fittings	Renovation	Office equipment	Sub-total
	USD	USD	USD	USD	USD	USD
Cost
Balance at December 31, 2022	891,977	287,180	46,563	76,957	12,447	1,315,124
Additions	174,874	30,972	-	-	-	205,846
Effect of movements in exchange rates	20,612	6,080	918	1,518	246	29,374
Balance at 31 December, 2023	1,087,463	324,232	47,481	78,475	12,693	1,550,344

Additions	38,394	3,940	-	53,618	5,293	101,245
Disposal	-	-	-	-	-	-
Effect of movements in exchange rates	(33,337)	(9,808)	(1,456)	(2,406)	(389)	(47,396)
Balance at December 31, 2024	1,092,520	318,364	46,025	129,687	17,597	1,604,193

Accumulated depreciation
Balance at December 31, 2022	625,159	275,132	46,563	76,957	12,447	1,036,258
Additions	114,339	8,356	-	-	-	122,695
Effect of movements in exchange rates	14,305	5,783	918	1,518	246	22,770
Balance at December 31, 2023	753,803	289,271	47,481	78,475	12,693	1,181,723

Additions	105,259	16,962	-	11,938	149	134,308
Disposal	-	-	-	-	-	-
Effect of movements in exchange rates	(24,834)	(9,311)	(1,456)	(2,601)	(392)	(38,594)
Balance at December 31, 2024	834,228	296,922	46,025	87,812	12,450	1,277,437

Carrying amounts
At December 31, 2023	333,660	34,961	-	-	-	368,621
At December 31, 2024	258,292	21,442	-	41,875	5,147	326,756
ii)	Depreciation of property and equipment

Property and equipment are depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $ 134,308 (2023: $122,695 and 2022: $213,206).

The reviews performed in 2024 and 2023 and 2022 did not result in any changes in estimated useful life or residual value.